Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Balance of Cash and Cash Equivalents

As of December 31, 2025 and 2024, the balance of cash and cash equivalents comprised as follows:

	December 31
	2025	2024
	U.S. dollars in thousands
Cash on hand	2,979	2,773
Money market funds	8,919	-
Short-term bank deposits up to 3 months	369	12,308
Cash and cash equivalents	12,267	15,081